THE WACHOVIA FUNDS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                January 31, 2000



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    THE WACHOVIA FUNDS(the "Registrant")
              1933 Act File No. 33-44590
              1940 Act File No. 811-6504

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant, hereby certifies that the definitive forms of prospectuses and statements of additional information dated January 31, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Registrant. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 33 on January 28, 2000.

         If you have any questions regarding this certification, please call me at (412) 288-8260.

                                                         Very truly yours,



                                                         /s/ Gail Cagney
                                                         Gail Cagney
                                                         Assistant Secretary